Taxes - Schedule of Statutory Rate to Company’s Effective Tax Rate (Parentheticals) (Details)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Rate to Company’s Effective Tax Rate [Abstract]
Computed applicable tax rates	(25.00%)	(25.00%)